Going Concern and Liquidity (Details) - USD ($)	1 Months Ended	3 Months Ended			6 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 02, 2021	Dec. 31, 2020	Dec. 31, 2019
Going Concern And Liquidity [Line Items]
Cash							$ 100,935	$ 179,512
P3 Health Partners Inc.
Going Concern And Liquidity [Line Items]
Net loss attributable to Class A common stockholders - Diluted	$ (57,937,929)	$ (903,105,939)	$ (29,464,410)	$ (24,650,712)	$ (963,896,193)	$ (54,115,119)	(146,399,938)	(31,411,542)	$ (41,971,558)
Cash	$ 140,477,586	$ 63,145,379	$ 16,322,893		$ 63,145,379	$ 16,322,893	$ 5,300,842	$ 36,261,104	$ 32,592,496